Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Apr. 01, 2020
Hartford Schroders China A Fund | Class I
Prospectus:
Trading Symbol	HSHIX
Hartford Schroders China A Fund | Class C
Prospectus:
Trading Symbol	HSHCX
Hartford Schroders China A Fund | Class F
Prospectus:
Trading Symbol	HSHFX
Hartford Schroders China A Fund | Class A
Prospectus:
Trading Symbol	HSHAX
Hartford Schroders China A Fund | Class SDR
Prospectus:
Trading Symbol	HSHRX
Hartford Schroders China A Fund | Class Y
Prospectus:
Trading Symbol	HSHYX